Allowance for Credit Losses ("ACL") on Loans - Allowance for Credit Losses for Off-Balance Sheet Credit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Off-Balance-Sheet, Credit Loss, Liability [Roll Forward]
Beginning balance	$ 3,821,000	$ 5,484,000
(Benefit)/expense for credit losses	125,000	(1,663,000)
Ending balance	3,946,000	3,821,000	$ 5,484,000
Northfield Bancorp, Inc. [Member]
Off-Balance-Sheet, Credit Loss, Liability [Roll Forward]
Beginning balance	518,000	236,000
(Benefit)/expense for credit losses	(228,000)	282,000	(555,000)
Ending balance	$ 290,000	$ 518,000	$ 236,000